RELATED PARTY TRANSACTIONS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Related Party
RELATED PARTY TRANSACTIONS
Amount due	$ 953	$ 0
Parent
RELATED PARTY TRANSACTIONS
Amount due	$ 36,750	$ 0